Fair Value Measurements - Schedule of Change in Fair Value of the Public Placement Warrants (Details) - Related party private placement warrant liability [Member] $ in Thousands	3 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Change in Fair Value of the Public Placement Warrants [Line Items]
Balance
Warrants assumed from the Merger	13,135
Change in estimated fair value	(12,671)
Balance	$ 464